TRADE AND OTHER RECEIVABLES (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2012 item	Sep. 30, 2012 installment
Trade and other receivables
Financial assets	$ 6,617		$ 13,760
Value-added tax recoverable	1,055		1,053
Prepaid assets and prepayment	3,770		4,915
Receivable due from staff			40
Others	1,451		2,093
Allowance for expected credit losses (Note d)	(2,056)		(1,326)
Non-financial assets	4,220		6,775
Trade and other receivables	10,837		20,535
Two third party contractors
Trade and other receivables
Number of third party contractors failed to construct solar parks | item						2
Number of installments due from third party contractors | installment							3
Lafamir
Trade and other receivables
Prepayment allowance recognised	800
Impairment
Trade and other receivables
Trade and other receivables	3,354		3,182
Trade receivables
Trade and other receivables
Financial assets	4,112		7,939
Trade receivables | Impairment
Trade and other receivables
Financial assets	(1,298)		(1,856)
Trade receivables | Impairment | Two third party contractors
Trade and other receivables
Financial assets	(1,100)	€ (1.0)	(1,100)	€ (1.0)	$ (1,100)
Deposit
Trade and other receivables
Financial assets	320		1,072
Receivable due from third parties
Trade and other receivables
Financial assets	$ 3,483		$ 6,605